Accounts receivable and contract assets (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable and contract assets

The following table presents the accounts receivable and contract assets as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB

Accounts receivable and contract assets	2,696,147	2,369,401
Credit loss allowance for accounts receivable and contract assets	(290,267)	(340,816)
Accounts receivable and contract assets, net	2,405,880	2,028,585

Schedule of aging of past-due accounts receivable and contract assets

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total accounts receivable and contract assets
December 31,2024
New borrowers	14,634	2,221	2,027	2,013	20,895	255,828	276,723
Repeat borrowers	59,548	13,705	13,259	13,479	99,991	1,695,512	1,795,503
Institutions	-	-	-	-	-	623,921	623,921
Total	74,182	15,926	15,286	15,492	120,886	2,575,261	2,696,147

December 31,2025
New borrowers	13,134	2,884	2,612	2,613	21,243	144,674	165,917
Repeat borrowers	73,654	16,643	14,117	12,742	117,156	998,304	1,115,460
Institutions	-	-	-	-	-	1,088,024	1,088,024
Total	86,788	19,527	16,729	15,355	138,399	2,231,002	2,369,401

Schedule of movement of provision for accounts receivable and contract assets

The following table sets forth the movement of credit loss allowance for accounts receivable and contract assets for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Beginning balance	496,918	310,394	290,267
Provision for accounts receivable and contract assets	253,948	317,049	425,966
Current period write-off	(440,472)	(337,176)	(375,417)
Ending balance	310,394	290,267	340,816